Equity-Based Compensation - Summary of Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Shares
Outstanding, beginning balance (in shares)	0	133,661
Granted options (in shares)	1,546,400
Exercised (in shares)	0
Forfeited (in shares)	0	(2,900)
Settled or cancelled (in shares)		(130,761)
Outstanding, ending balance (in shares)	1,546,400	0
Weighted-Average Grant Date Fair Value per Share
Outstanding, beginning balance (in dollars per share)	$ 0	$ 0.66
Granted (in dollars per share)	3.32
Exercised (in dollars per share)	0
Forfeited (in dollars per share)	0	0.77
Settled or cancelled (in dollars per share)		0.66
Outstanding, ending balance (in dollars per share)	3.32	0
Weighted-average exercise price
Outstanding, beginning balance (in dollars per share)	0	1.47
Granted (in dollars per share)	10.00
Forfeited (in dollars per share)	0	1.80
Settled or cancelled (in dollars per share)		1.46
Exercised (in dollars per share)	0
Outstanding, ending balance (in dollars per share)	$ 10.00	$ 0
Weighted-Average Remaining Contractual Term (Years)	9 years 8 months 1 day
Incentive Stock Options
Shares
Outstanding, beginning balance (in shares)	0	1,028,784
Settled or cancelled (in shares)		(1,028,784)
Outstanding, ending balance (in shares)		0
Weighted-average exercise price
Outstanding, beginning balance (in dollars per share)	$ 0	$ 0.99
Settled or cancelled (in dollars per share)		0.99
Outstanding, ending balance (in dollars per share)		$ 0